STOCK PURCHASE WARRANTS (Details Textuals) (USD $)	9 Months Ended			12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]
Stock Purchase Warrants
Number of common stock warrants issued to non-employees for services	160,000
Number of common stock exchanged for warrants	277,500
Fair value of warrants	$ 73,000
Method used for calculations	Black-Scholes model		Black-Scholes option price calculation
Risk free rate assumed	2.26%	3.90%	2.26%	3.90%
Expected volatility rate	78.53%	117.00%	78.53%	116.55%